YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

DREYFUS PREMIER NEW YORK MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to report the performance for Dreyfus Premier New York Municipal Bond Fund for the 12-month period ended November 30, 1998, as shown in the following table:



                                                                        TOTAL RETURN*                DISTRIBUTION RATE**
                                                                         ___________                  _______________
        Class A Shares . . . . . . . . . . . . . . . . . . . .              7.74%                           4.19%

        Class B Shares . . . . . . . . . . . . . . . . . . . .              7.20%                           3.89%

        Class C Shares . . . . . . . . . . . . . . . . . . . .              6.87%                           3.66%

ECONOMIC REVIEW

  During 1998, the main regions of the world had very different economic fundamentals. The U.S. entered the year with a strong economy near full employment, with unemployment only slightly above 4%. The tight labor market led the Federal Reserve Board to contemplate a rise in interest rates early in the year. The U.S. economy cooled enough over the months that the Fed decided to stand pat. Evidence of economic cooling continued to accumulate and worries about the world economy intensified. Financial stresses pushed the Fed to ease beginning in September. After many years of subpar economic growth, continental Europe moved into a sustained economic expansion. The overall European economy benefited as interest rates in peripheral countries such as Spain and Italy fell, approaching the lower level established by Germany, on the eve of currency unification. Unlike the U.S., Europe has substantial excess capacity of productive plants and labor. In Asia, weak economies were pervasive as a result of the Asian financial crisis. The Latin American economies weakened as the financial stresses spread throughout that region.

  A main influence on the U.S. economy this year was the foreign financial crisis and cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The drop in inflation helped the consumer sector as more of the growth in consumer income was left over after inflation to buy goods and services. Consumers benefited from a combination of good growth in real income, a strong labor market and past increases in the prices of assets they owned.

  The negative effect of Asian weakness was felt in the industrial sector more than the consumer sector. Corporate profits weakened, especially in sectors affected by the Asian crisis such as world-traded commodities (oil, metals and paper) and exports. One result of the industrial weakness was to cool off a U.S. economy that had been growing rapidly.

  The major change in the economic outlook over recent months has been a downward shift in expectations for world economic growth. A credit crunch developed in emerging countries and former communist countries, sharply reducing the economic outlook for Asia and Latin America as well as for commodity-exporting countries throughout the world. The effect on Europe and the U.S. has been to lower expectations of profit growth and drive down bond yields. Monetary policy has begun to ease in Europe as well as the U.S.

  Evidence of a weaker world economy accumulated as the financial stresses continued. A worsened financial crisis occurred between the Russian default in mid-August and the fallout from the Long-Term Capital Management hedge fund crisis through early October. However, proactive steps were taken to stabilize the Japanese banks, design a support package for Brazil and ease monetary policy. There appears to be a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

MARKET ENVIRONMENT

  Prices moved higher during the reporting period as various classes of investors found municipal bonds appealing, despite the extent to which equities vied for investors' attention for most of the period. Low inflation and low interest rates helped create and maintain a 'bond friendly' atmosphere. Not to be overlooked, either, is the improved fiscal posture enjoyed by many states and municipalities, the result of several years of strong economic growth that enhanced the creditworthiness of many municipal securities issuers, and gave added comfort to investors. The dollar value of newly issued bonds so far in 1998 has surpassed the volume experienced in all but a few previous years. At $255 billion, it is approximately 29% above the same period last year but, nonetheless, a dearth of appropriate bonds persists in several states.
Fortunately, the market has absorbed the new issuance without inordinate volatility in the process. Municipal yields have been, and continue to be, very favorably aligned vis-a-vis U.S. Treasury Bonds. Historically, longer-term municipals have been viewed as being good values when their yields approached 80% to 85% of the yields available on comparable Treasuries. Presently, most measures place the ratio well in excess of 90%. The environment for municipal bonds still appears to be positive, particularly with the Federal Reserve Board's Open Market Committee signaling explicitly, by recent cuts in the target rate for Federal Funds, its preference for lower interest rates.

PORTFOLIO OVERVIEW

  The market has gone through several cycles during the past year, from subdued volatility to substantial intra-day movements. During periods of low volatility we found it advantageous to maintain a full coupon position, since the greater part of the Fund' s performance earlier in the year came mainly from coupons rather than market movement. Except for underlying corporate credits, the yield spreads in the municipal market tightened. We also apportioned a percentage of the portfolio to paper that would benefit from a downswing in rates. We saw the expected results of these positions as the 30-year Treasury Bond's yield dropped below 5% . There were several issues that contributed to the Fund's performance during the year. The buyout of LILCO by the Long Island Power Authority (LIPA) brought to market the largest single issue in the history of the municipal industry. The buying interest in this deal was very strong, and bonds were priced to attract investors. Perhaps the most notable change in the New York market was the strong improvement in New York City debt and other lower rated State and City issues. When compared to AAA paper, the value spread on these issues has tightened significantly. The Fund holds a large percentage of this type of paper. During the upheaval in the stock market and the taxable fixed income markets, the Fund experienced some drag from issues whose credit quality is tied to corporate issuers; however, since the portfolio holds a limited amount of this type of paper, the underperformance of that sector had only a minimal effect on the overall performance. As measured within our Lipper's New York Municipal Debt sector, the Fund's Class A shares produced a total return of 7.74%, which compares favorably to the sector's average return of 7.10%.

               Very truly yours,


               [Richard J. Moynihan signature]

               Richard J. Moynihan

               Director, Municipal Portfolio Management

               The Dreyfus Corporation

December 15, 1998

New York, N.Y.

*Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B and Class C shares. Income may be subject to state and local income taxes for non-New York residents.

**Distribution rate per share is based upon dividends per share paid from net investment income during the period, divided by the maximum offering price per share at the end of the period in the case of Class A shares, or the net asset value per share in the case of Class B and Class C shares, adjusted for capital gain distributions. Some income may be subject to the federal Alternative Minimum Tax (AMT) for certain shareholders.


DREYFUS PREMIER NEW YORK MUNICIPAL BOND FUND                NOVEMBER 30, 1998
-----------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN DREYFUS PREMIER NEW YORK MUNICIPAL BOND FUND CLASS A SHARES AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

                                    Dollars

$22,194

Lehman Brothers Municipal Bond Index*

$21,744

Dreyfus Premier New York Municipal Bond Fund (Class A Shares)

*Source: Lehman Brothers

Average Annual Total Returns
-------------------------------------------------------------------------------


                          Class A Shares                                                     Class B Shares
     _______________________________________________________          _______________________________________________________


                                                                                                            % Return Reflecting
                                               % Return                                                    Applicable Contingent
                                              Reflecting                                      % Return        Deferred Sales
                        % Return Without    Maximum Initial                                  Assuming No        Charge Upon
Period Ended 11/30/98     Sales Charge    Sales Charge (4.5%)     Period Ended 11/30/98      Redemption         Redemption*
_____________________    _______________   __________________     _____________________     ____________   __________________
1 Year                       7.74%             2.87%              1 Year                      7.20%             3.20%

5 Years                      6.29              5.31               5 Years                     5.73%             5.41%

10 Years                     8.58              8.08               From Inception (1/15/93)    6.76              6.64

                       Class C Shares

_______________________________________________________

                                          % Return Reflecting
                                         Applicable Contingent
                            % Return        Deferred Sales
                          Assuming No        Charge Upon
Period Ended 11/30/98     Redemption         Redemption**
_____________________  _______________   __________________

1 Year                       6.87%              5.87%

From Inception (9/11/95)     6.53               6.53
---------------

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in Class A shares of Dreyfus Premier New York Municipal Bond Fund on 11/30/88 to a $10,000 investment made in the Lehman Brothers Municipal Bond Index on that date. All dividends and capital gain distributions are reinvested. Performance for Class B and Class C shares will vary from the performance of Class A shares shown above due to differences in charges and expenses.

The Fund invests primarily in New York municipal securities and its performance shown in the line graph takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses. The Lehman Brothers Municipal Bond Index is not limited to investments principally in New York municipal  obligations  and  does  not take into account charges, fees and other expenses. The Lehman Brothers Municipal Bond Index, unlike the Fund, is an unmanaged total return performance benchmark for the long-term, investment grade, geographically unrestricted tax exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall. These factors can contribute to the Index potentially outperforming or underperforming the Fund. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

*The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years.

**The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

DREYFUS PREMIER NEW YORK MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                    NOVEMBER 30, 1998

                                                                                                   Principal
Long-Term Municipal Investments--96.9%                                                              Amount            Value
-------------------------------------------------------                                         _____________     _____________
New York--89.4%

Albany Industrial Development Agency, Lease Revenue:

  (New York State Assembly Building Project) 7.75%, 1/1/2010 . . . . . . . . . . . . . . .     $    1,415,000    $    1,545,944

  (New York State Department of Health Building Project) 7.25%, 10/1/2010  . . . . . . . .          1,410,000         1,602,394

Erie County Industrial Development Agency, Life Care Community Revenue

  (Episcopal Church Home) 6%, 2/1/2028 . . . . . . . . . . . . . . . . . . . . . . . . . .          2,250,000         2,301,255

Housing New York Corp., Local or Guaranteed Housing Revenue, Refunding

  5.50%, 11/1/2010 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,650,000         2,769,117

Long Island Power Authority, Electric System General Revenue, Refunding

  5.50%, 12/1/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,110,000         5,287,215

Metropolitan Transportation Authority:

 Commuter Facilities Revenue:

    6.125%, 7/1/2014 (Insured; MBIA) (Prerefunded 7/1/2004) (a)  . . . . . . . . . . . . .          2,990,000         3,361,089

    5.70%, 7/1/2017 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,895,000         6,377,506

  Transit Facilities Revenue:

    6%, 7/1/2016 (Insured; FSA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,326,100

    Refunding 5.375%, 7/1/2021 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,042,000

New York City:

  5.875%, 8/15/2016  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,900,000         5,278,427

  6%, 2/15/2020  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,445,000         3,691,007

  6%, 2/15/2020 (Prerefunded 2/15/2005) (a)  . . . . . . . . . . . . . . . . . . . . . . .          1,055,000         1,177,855

  6.625%, 8/1/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,095,000         4,628,005

  6.625%, 8/1/2025 (Prerefunded 8/1/2005)(a) . . . . . . . . . . . . . . . . . . . . . . .            995,000         1,155,732

  Refunding:

    6.75%, 2/1/2009  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,520,290

    6%, 8/1/2017 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,282,570

    6%, 8/1/2021 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,000,000         4,376,760

    5.875%, 8/1/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,149,940

New York City Housing Development Corp., MFHR, Refunding 5.625%, 5/1/2012. . . . . . . . .          1,500,000         1,590,495

New York City Industrial Development Agency:

 Civic Facility Revenue:

    Lease Revenue, (College of Aeronautics Project) 5.45%, 5/1/2018  . . . . . . . . . . .          1,000,000         1,031,280

    (YMCA of Greater New York Project) 5.80%, 8/1/2016 . . . . . . . . . . . . . . . . . .          1,000,000         1,062,560

  IDR, Refunding (Laguardia Association LP Project) 6%, 11/1/2028  . . . . . . . . . . . .          2,000,000         2,003,940

  Special Facility Revenue:

    (American Airlines Inc. Project) 6.90%, 8/1/2024 . . . . . . . . . . . . . . . . . . .          2,000,000         2,215,640

    (Terminal One Group Association Project) 6%, 1/1/2019  . . . . . . . . . . . . . . . .          3,000,000         3,198,630

New York City Municipal Water Finance Authority, Water and Sewer Systems
Revenue,

  Refunding 6%, 6/15/2010  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,100,000         4,654,771

New York City Transitional Finance Authority, Revenue 4.75%, 5/1/2023. . . . . . . . . . .          1,000,000           964,250

New York State Dormitory Authority, Revenues:

 (Consolidated City University System):

    5.75%, 7/1/2009 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,368,070

    6.30%, 7/1/2024 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . .            500,000           560,105

DREYFUS PREMIER NEW YORK MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                     NOVEMBER 30, 1998

                                                                                                   Principal

Long-Term Municipal Investments (continued)                                                          Amount           Value
-------------------------------------------------------                                         _____________     _____________

New York (continued)

New York State Dormitory Authority, Revenues: (continued)

 (Consolidated City University System) (continued):

   Refunding:

       5.75%, 7/1/2007 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . .     $    3,150,000    $    3,509,604

       5.35%, 7/1/2009 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . .          1,500,000         1,626,780

       5.50%, 7/1/2016 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . .          2,200,000         2,330,130

       5.625%, 7/1/2016  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,000,000         4,336,560

  Health Hospital and Nursing Home:

    (Department of Health) 5.75%, 7/1/2017 . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,064,750

    (Ideal Senior Living Center Housing Corp.) 5.90%, 8/1/2026 (Insured: MBIA & FHA) . . .          1,000,000         1,073,100

    (Municipal Health Facilities Improvement Program) 5.50%, 5/15/2024 (Insured; FSA)  . .          1,000,000         1,048,430

  (Municipal Health Facilities Improvement Program) 4.75%, 1/15/2029 . . . . . . . . . . .          2,500,000         2,397,475

  State University Educational Facilities, Refunding :

    5.875%, 5/15/2011 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,698,850

    5.50%, 5/15/2013 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,500,000         1,630,620

    5.875%, 5/15/2017  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,241,560

    4.75%, 5/15/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,376,425

New York State Energy Research and Development Authority, Electric Facilities
Revenue

  (Consolidated Edison Co. Project) 7.125%, 12/1/2029  . . . . . . . . . . . . . . . . . .          5,000,000         5,764,600

New York State Environmental Facilities Corp., PCR (Pilgrim State Sewer Project)

  6.30%, 3/15/2016 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,344,820

New York State Housing Finance Agency, Revenue:

  Health Facilities, Refunding (New York City) 6%, 11/1/2007 . . . . . . . . . . . . . . .          4,000,000         4,432,600

  Housing Project Mortgage, Refunding 6.10%, 11/1/2015 (Insured; FSA)  . . . . . . . . . .          1,960,000         2,144,965

  Service Contract Obligation:

    6.25%, 9/15/2010 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,332,550

    Refunding:

       5.25%, 9/15/2011  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,087,360

       5.50%, 9/15/2018  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,000,000         4,158,400

New York State Medical Care Facilities Finance Agency, Hospital and Nursing Hom

 FHA Insured Mortgage Revenue:

    6.05%, 2/15/2015 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,235,650

    (Montefiore Medical Center) 5.75%, 2/15/2025 (Insured; AMBAC)  . . . . . . . . . . . .            500,000           529,610

New York State Mortgage Agency, Homeownership Mortgage Revenue

  Refunding 6%, 4/1/2017 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,161,420

New York State Thruway Authority, Service Contract Revenue (Local Highway and
Bridge):

  5.75%, 4/1/2016  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,169,440

  Refunding 6%, 4/1/2011 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,542,700

New York State Urban Development Corp., Revenue, Correctional Capital
Facilities:

  6.10%, 1/1/2011  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,000,000         4,374,720

  5.375%, 1/1/2015 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,850,000         2,940,801

  5.70%, 1/1/2016  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9,350,000         9,904,923

  4.75%, 1/1/2018 (Insured; AMBAC) (b) . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         1,952,100

  Refunding 6.50%, 1/1/2011 (Insured; FSA) . . . . . . . . . . . . . . . . . . . . . . . .          3,190,000         3,791,124

DREYFUS PREMIER NEW YORK MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                     NOVEMBER 30, 1998

                                                                                                   Principal

Long-Term Municipal Investments (continued)                                                          Amount           Value
-------------------------------------------------------                                         _____________     _____________

New York (continued)

Orange County Industrial Development Agency, Life Care Community Revenue,
Refunding

  (Glen Arden Inc. Project) 5.625%, 1/1/2018 . . . . . . . . . . . . . . . . . . . . . . .     $    1,000,000   $       999,940

Port Authority of New York and New Jersey, Special Obligation Revenue

  (JFK International Air Terminal) 5.75%, 12/1/2025 (Insured; MBIA)  . . . . . . . . . . .          4,025,000         4,270,163

Rensselaer County Industrial Development Agency, IDR (Albany International
Corp.)

  7.55%, 6/1/2007 (LOC; Norstar Bank)  . . . . . . . . . . . . . . . . . . . . . . . . . .          1,500,000         1,808,385

Scotia Housing Authority, Housing Revenue (Coburg Village Inc. Project)

  6.15%, 7/1/2028  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,052,050

Triborough Bridge and Tunnel Authority, Refunding:

 Highway and Toll Revenue:

    6%, 1/1/2012 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,295,260

    6.125%, 1/1/2021 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,353,780

  Lease Revenue (Convention Center Project) 7.25%, 1/1/2010  . . . . . . . . . . . . . . .          1,000,000         1,199,020

  Special Obligation:

    6.25%, 1/1/2012 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . .            730,000           786,794

    6.25%, 1/1/2012 (Insured; AMBAC) (Prerefunded 1/1/2002) (a)  . . . . . . . . . . . . .          3,270,000         3,556,256

    4.75%, 1/1/2024 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,125,000         1,084,219

Watervliet Housing Authority, Residential Housing Revenue

  (Beltrone Living Center Project) 6%, 6/1/2028  . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,011,430

Yonkers 5.50%, 9/1/2012 (Insured; FGIC). . . . . . . . . . . . . . . . . . . . . . . . . .          1,235,000         1,332,726

Yonkers Industrial Development Agency, Civic Facility Revenue

  (Saint Joseph's Hospital) 5.90%, 3/1/2008  . . . . . . . . . . . . . . . . . . . . . . .          1,700,000         1,721,369

U.S. Related --7.5%

Guam Airport Authority, Airport Revenue 6.70%, 10/1/2023 . . . . . . . . . . . . . . . . .          2,000,000         2,189,820

Commonwealth of Puerto Rico:

  6%, 7/1/2026 (Prerefunded 7/1/2007) (a)  . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,756,100

  Refunding 5.50%, 7/1/2011  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,500,000         1,634,595

Puerto Rico Industrial Medical Educational and Environmental Pollution Control

 Facilities Financing Authority, HR, Refunding (Saint Luke's Hospital Project)

  6.25%, 6/1/2010  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,100,000         1,189,518

Puerto Rico Public Buildings Authority, Revenue,

 Public Education and Health Facilities, Refunding

  5.70%, 7/1/2009 (Guaranteed; Commonwealth of Puerto Rico)  . . . . . . . . . . . . . . .          2,235,000         2,465,741

Virgin Islands Public Finance Authority, Revenue, Refunding 5.50%, 10/1/2014 . . . . . . .          3,000,000         3,110,820

                                                                                                                  _____________

TOTAL LONG-TERM MUNICIPAL INVESTMENTS

  (cost $195,355,051)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $212,543,000
                                                                                                                  _____________

DREYFUS PREMIER NEW YORK MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                    NOVEMBER 30, 1998

                                                                                                   Principal
Short-Term Municipal Investments--2.0%                                                              Amount            Value
-------------------------------------------------------                                         _____________     _____________
New York:

Long Island Power Authority, Electric System General Revenue, VRDN

  3.30% (Insured; MBIA, LOC; Credit Suisse First Boston) (c) . . . . . . . . . . . . . . .     $    2,000,000    $    2,000,000

Port Authority of New York and New Jersey, Special Obligation Revenue, Refundin

 VRDN (Versatile Structure Obligation):

    3.35% (LOC; Landesbank Hessen-Thurgen) (c) . . . . . . . . . . . . . . . . . . . . . .          1,500,000         1,500,000

    3.25% (SBPA; Morgan Guaranty Trust Co.) (c)  . . . . . . . . . . . . . . . . . . . . .          1,100,000         1,100,000

                                                                                                                  _____________

TOTAL SHORT-TERM MUNICIPAL INVESTMENTS

  (cost $4,600,000)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       $    4,600,000

                                                                                                                  _____________

TOTAL INVESTMENTS

  (cost $199,955,051)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              98.9%      $217,143,000
                                                                                                      _______    ______________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.1%    $    2,313,475
                                                                                                      _______    ______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%      $219,456,475
                                                                                                      _______    ______________

Summary of Abbreviations
-----------------------------------------------------------------------------
AMBAC       American Municipal Bond Assurance Corporation           MBIA        Municipal Bond Investors Assurance

FGIC        Financial Guaranty Insurance Company                                   Insurance Corporation

FHA         Federal Housing Administration                          MFHR        Multi-Family Housing Revenue

FSA         Financial Security Assurance                            PCR         Pollution Control Revenue

HR          Hospital Revenue                                        SBPA        Standby Bond Purchase Agreement

IDR         Industrial Development Revenue                          VRDN        Variable Rate Demand Notes

LOC         Letter of Credit

Summary of Combined Ratings (Unaudited)
-----------------------------------------------------------------------------

Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value
_______                            _________                         ___________________            _____________________
AAA                                Aaa                               AAA                                  30.2%

AA                                 Aa                                AA                                    6.0

A                                  A                                 A                                    32.2

BBB                                Baa                               BBB                                  22.9

F1                                 Mig1                              SP1                                   2.1

Not Rated (d)                      Not Rated (d)                     Not Rated (d)                         6.6
                                                                                                       _______

                                                                                                         100.0%
                                                                                                       _______
Notes to Statement of Investments:

-----------------------------------------------------------------------------

(a) Bonds   which   are  prerefunded  are  collateralized  by  U.S.  Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(b) Purchased on a delayed-delivery basis.

(c) Securities payable on demand. Variable interest rate-subject to periodic change.

(d) Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER NEW YORK MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                         NOVEMBER 30, 1998

                                                                                                    Cost              Value
                                                                                                _____________     _____________
ASSETS:                          Investments in securities--See Statement of Investments . .     $199,955,051      $217,143,000

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                              624,424

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                            3,763,653

                                 Receivable for shares of Beneficial Interest subscribed . .                            199,551

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                                8,145

                                                                                                                  _____________

                                                                                                                    221,738,773

                                                                                                                  _____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                               98,623

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                               79,862

                                 Payable for investment securities purchased . . . . . . .                            1,932,781

                                 Payable for shares of Beneficial Interest redeemed  . . .                               99,225

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                               71,807

                                                                                                                  _____________

                                                                                                                      2,282,298

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $219,456,475

                                                                                                                  _____________


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $200,769,732

                                 Accumulated net realized gain (loss) on investments . . .                            1,498,794

                                 Accumulated gross unrealized appreciation on investments  .                         17,187,949

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $219,456,475

                                                                                                                  _____________

                           NET ASSET VALUE PER SHARE

                              _____________________________

                                                                                Class A           Class B           Class C
                                                                              ____________       ____________      ____________

Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $134,431,900        $83,436,582        $1,587,993

Shares Outstanding . . . . . . . . . . . . . . . . . . . . . . . . . . . .       8,712,137          5,406,110           102,893

NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . . . . . . . . . . . .          $15.43             $15.43            $15.43

                                                                                   _______            _______           _______


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER NEW YORK MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS                          YEAR ENDED NOVEMBER 30, 1998

INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . . . . . .                          $11,593,103

EXPENSES:                        Management fee--Note 3(a) . . . . . . . . . . . . . . . .       $  1,174,183

                                 Shareholder servicing costs--Note 3(c)  . . . . . . . . .            671,950

                                 Distribution fees--Note 3(b)  . . . . . . . . . . . . . .            411,859

                                 Professional fees . . . . . . . . . . . . . . . . . . . .             48,762

                                 Custodian fees  . . . . . . . . . . . . . . . . . . . . .             21,969

                                 Registration fees . . . . . . . . . . . . . . . . . . . .             20,721

                                 Prospectus and shareholders' reports  . . . . . . . . . .             19,924

                                 Trustees' fees and expenses--Note 3(d)  . . . . . . . . .             15,483

                                 Loan commitment fees--Note 2  . . . . . . . . . . . . . .              1,849

                                 Miscellaneous . . . . . . . . . . . . . . . . . . . . . .             16,217

                                                                                                 ____________

                                    Total Expenses . . . . . . . . . . . . . . . . . . . .                            2,402,917

                                                                                                                   ____________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            9,190,186

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                                 Net realized gain (loss) on investments . . . . . . . . .       $  1,521,217

                                 Net unrealized appreciation (depreciation) on investments . .      4,753,371

                                                                                                 ____________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . . . . . .                            6,274,588

                                                                                                                   ____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . . .                          $15,464,774

                                                                                                                   ____________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER NEW YORK MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                         Year Ended             Year Ended
                                                                                      November 30, 1998     November 30, 1997
                                                                                    ____________________   ___________________
OPERATIONS:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    9,190,186        $    9,612,489

  Net realized gain (loss) on investments  . . . . . . . . . . . . . . . . . . . .           1,521,217             3,300,843

  Net unrealized appreciation (depreciation) on investments  . . . . . . . . . . .           4,753,371             1,895,811

                                                                                         _____________         _____________

       Net Increase (Decrease) in Net Assets Resulting from Operations . . . . . .          15,464,774            14,809,143

                                                                                         _____________         _____________

DIVIDENDS TO SHAREHOLDERS FROM:

 Investment income--net:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (5,915,440)           (6,295,888)

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (3,251,012)           (3,305,195)

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (23,734)              (11,406)

  Net realized gain on investments:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (2,048,335)             (589,099)

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (1,272,846)             (311,285)

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (1,346)               (2,253)

                                                                                         _____________         _____________

       Total Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (12,512,713)          (10,515,126)

                                                                                         _____________         _____________

BENEFICIAL INTEREST TRANSACTIONS:

 Net proceeds from shares sold:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          19,664,934             7,608,273

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          10,637,510             7,753,909

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,510,679                40,520

  Dividends reinvested:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,357,995             4,814,789

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,412,975             2,697,892

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              15,935                 3,651

  Cost of shares redeemed:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (21,240,900)          (25,958,621)

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (11,853,475)          (13,048,898)

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (40,780)             (526,877)

  Net assets received in connection with reorganization--Note 1  . . . . . . . . .            ----                14,070,924

                                                                                         _____________         _____________

       Increase (Decrease) in Net Assets from Beneficial Interest Transactions . .           7,464,873            (2,544,438)

                                                                                         _____________         _____________

         Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . . .          10,416,934             1,749,579

NET ASSETS:

  Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         209,039,541           207,289,962

                                                                                         _____________         _____________

  End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $219,456,475          $209,039,541

                                                                                         _____________         _____________

                                                SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER NEW YORK MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
                                                                                                      Shares
                                                                                    ___________________________________________

                                                                                         Year Ended             Year Ended

                                                                                      November 30, 1998     November 30, 1997
                                                                                    ____________________   ___________________


CAPITAL SHARE TRANSACTIONS:

  Class A
  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,288,205               515,255

   Shares issued in connection with reorganization--Note 1 . . . . . . . . . . . .            --                   308,412

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . .           352,193               324,141

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (1,391,194)           (1,748,284)

                                                                                          __________            __________

                           Net Increase (Decrease) in Shares Outstanding . . . . .           249,204              (600,476)

                                                                                          __________            __________


   Class B
   ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           696,007               523,936

   Shares issued in connection with reorganization--Note 1 . . . . . . . . . . . .            --                   658,559

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . .           224,370               181,383

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (778,462)             (877,393)

                                                                                          __________            __________

                           Net Increase (Decrease) in Shares Outstanding . . . . .           141,915               486,485
                                                                                          __________            __________


   Class C
   ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            98,801                 2,717

   Shares issued in connection with reorganization--Note 1 . . . . . . . . . . . .            --                     6,355

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . .             1,038                   247

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (2,665)              (36,061)
                                                                                          __________            __________

                           Net Increase (Decrease) in Shares Outstanding . . . . .            97,174               (26,742)
                                                                                          __________            __________
                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER NEW YORK MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.



                                                                                         Class A Shares

                                                                     ______________________________________________________

                                                                                     Year Ended November 30,

                                                                     ______________________________________________________

PER SHARE DATA:                                                      1998         1997         1996          1995         1994
                                                                    ______       ______       ______        ______       ______
   Net asset value, beginning of period  . . . . . . . . . .        $15.22       $14.94       $14.93        $13.01       $14.97
                                                                    ______       ______       ______        ______       ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . .           .69          .71          .73           .75          .75

   Net realized and unrealized gain (loss)

       on investments  . . . . . . . . . . . . . . . . . . .           .45          .35          .01          1.92        (1.86)
                                                                    ______       ______       ______        ______       ______

   Total from Investment Operations  . . . . . . . . . . . .          1.14         1.06          .74          2.67        (1.11)
                                                                    ______       ______       ______        ______       ______

   Distributions:

   Dividends from investment income--net . . . . . . . . . .          (.69)        (.71)        (.73)         (.75)        (.75)

   Dividends from net realized gain on investments . . . . .          (.24)        (.07)          --            --         (.10)
                                                                    ______       ______       ______        ______       ______

   Total Distributions . . . . . . . . . . . . . . . . . . .          (.93)        (.78)        (.73)         (.75)        (.85)
                                                                    ______       ______       ______        ______       ______

   Net asset value, end of period  . . . . . . . . . . . . .        $15.43       $15.22       $14.94        $14.93       $13.01
                                                                    ______       ______       ______        ______       ______

TOTAL INVESTMENT RETURN* . . . . . . . . . . . . . . . . . .          7.74%        7.31%        5.17%        20.93%       (7.76%)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . .           .93%         .92%         .92%          .94%         .89%

   Ratio of net investment income

       to average net assets . . . . . . . . . . . . . . . .          4.50%        4.78%        4.99%         5.27%        5.25%

   Decrease reflected in above expense ratios

       due to undertakings by the Manager  . . . . . . . . .            --           --           --            --          .04%

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . .         34.48%       74.84%       53.74%        74.11%       31.76%

   Net Assets, end of period (000's Omitted) . . . . . . . .      $134,432     $128,811     $135,413      $146,207     $137,978
-----------------------------

*  Exclusive of sales load.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER NEW YORK MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.




                                                                                        Class B Shares
                                                                      ______________________________________________________

                                                                                     Year Ended November 30,
                                                                      ______________________________________________________

PER SHARE DATA:                                                    1998          1997         1996         1995         1994
                                                                   ______       ______       ______        ______       ______
   Net asset value, beginning of period  . . . . . . . . . .        $15.22       $14.94       $14.93        $13.02       $14.97
                                                                    ______       ______       ______        ______       ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . .           .61          .63          .65           .67          .67

   Net realized and unrealized gain (loss)

       on investments  . . . . . . . . . . . . . . . . . . .           .45          .35          .01          1.91        (1.85)
                                                                    ______       ______       ______        ______       ______

   Total from Investment Operations  . . . . . . . . . . . .          1.06          .98          .66          2.58        (1.18)
                                                                    ______       ______       ______        ______       ______

   Distributions:

   Dividends from investment income--net . . . . . . . . . .          (.61)        (.63)        (.65)         (.67)        (.67)

   Dividends from net realized gain on investments . . . . .          (.24)        (.07)          --            --         (.10)
                                                                    ______       ______       ______        ______       ______

   Total Distributions . . . . . . . . . . . . . . . . . . .          (.85)        (.70)        (.65)         (.67)        (.77)
                                                                    ______       ______       ______        ______       ______

   Net asset value, end of period  . . . . . . . . . . . . .        $15.43       $15.22       $14.94        $14.93       $13.02
                                                                    ______       ______       ______        ______       ______


TOTAL INVESTMENT RETURN* . . . . . . . . . . . . . . . . . .          7.20%        6.77%        4.61%        20.20%       (8.20%)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . .          1.44%        1.44%        1.44%         1.46%        1.44%

   Ratio of net investment income

       to average net assets . . . . . . . . . . . . . . . .          3.99%        4.26%        4.45%         4.72%        4.70%

   Decrease reflected in above expense ratios

       due to undertakings by the Manager  . . . . . . . . .            --           --           --            --          .04%

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . .         34.48%       74.84%       53.74%        74.11%       31.76%

   Net Assets, end of period (000's Omitted) . . . . . . . .       $83,437      $80,142      $71,392       $66,873      $52,970
-----------------------------
*  Exclusive of sales load.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER NEW YORK MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.




                                                                                               Class C Shares
                                                                                   __________________________________________

                                                                                            Year Ended November 30,
                                                                                   __________________________________________

PER SHARE DATA:                                                                   1998         1997          1996        1995(1)
                                                                                 ______       ______        ______       ______
   Net asset value, beginning of period  . . . . . . . . . . . . . . . . .       $15.23       $14.95        $14.93       $14.61
                                                                                 ______       ______        ______       ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . .          .57          .60           .62          .14

   Net realized and unrealized gain (loss)

       on investments  . . . . . . . . . . . . . . . . . . . . . . . . . .          .44          .35           .02          .32
                                                                                 ______       ______        ______       ______

   Total from Investment Operations  . . . . . . . . . . . . . . . . . . .         1.01          .95           .64          .46
                                                                                 ______       ______        ______       ______

   Distributions:

   Dividends from investment income--net . . . . . . . . . . . . . . . . .         (.57)        (.60)         (.62)        (.14)

   Dividends from net realized gain on investments . . . . . . . . . . . .         (.24)        (.07)           --           --
                                                                                 ______       ______        ______       ______


   Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . .         (.81)        (.67)         (.62)        (.14)
                                                                                 ______       ______        ______       ______

   Net asset value, end of period  . . . . . . . . . . . . . . . . . . . .       $15.43       $15.23        $14.95       $14.93
                                                                                 ______       ______        ______       ______

TOTAL INVESTMENT RETURN(2) . . . . . . . . . . . . . . . . . . . . . . . .         6.87%        6.50%         4.43%       14.19%(3)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . . . . . . . .         1.62%        1.69%         1.59%        1.74%(3)

   Ratio of net investment income

       to average net assets . . . . . . . . . . . . . . . . . . . . . . .         3.63%        4.08%         3.98%        4.00%(3)

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . .        34.48%       74.84%        53.74%       74.11%

   Net Assets, end of period (000's Omitted) . . . . . . . . . . . . . . .       $1,588          $87          $485           $1
-----------------------------

(1)  From September 11, 1995 (commencement of initial offering) to November 30, 1995.

(2)  Exclusive of sales load.

(3)  Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER NEW YORK MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

Dreyfus Premier New York Municipal Bond Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act") as a non-diversified open-end management investment company. The Fund's investment objective is to maximize current income exempt from Federal, New York State and New York City income taxes to the extent consistent with the preservation of capital. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.

   On  October  31,  1996,  the  Fund' s  Board of Trustees approved, subject to approval by the shareholders of the New York Series of the Dreyfus Premier Insured Municipal Bond Fund ("DPIMBF-New York Series"), an Agreement and Plan of Reorganization providing for the transfer of all or substantially all of the DPIMBF-New York Series' assets and liabilities to the Fund in a tax free exchange for shares of beneficial interest of the Fund at net asset value and the assumption of stated liabilities (the "Exchange"). The Exchange was approved by the shareholders of DPIMBF-New York Series on March 25, 1997, and was consummated after the close of business on April 1, 1997 at which time 350,532 Class A shares valued at $12.71 per share, 748,013 Class B shares valued at $12.73 per share, and 7,218 Class C shares valued at $12.73 per share, representing combined net assets of $14,070,924 (including $27,912 net unrealized appreciation on investments) were exchanged by DPIMBF-New York Series for the respective number of Class A, Class B and Class C shares of the Fund.

   Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue an unlimited number of $.001 par value shares in the following classes of shares: Class A, Class B and Class
C. Class A shares are subject to a sales charge imposed at the time of purchase and Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase (five years for shareholders beneficially owning Class B shares on November 30, 1996) and Class C shares are subject to a CDSC imposed on Class C redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

   The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from these estimates.

   (A) PORTFOLIO VALUATION: Investments in securities (excluding options and financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.

   (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

DREYFUS PREMIER NEW YORK MUNICIPAL
BOND FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Under the terms of the custody agreement, the Fund received net earnings credits of $3,649 during the period ended November 30, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

   The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

   (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--BANK LINE OF CREDIT:

   The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended November 30, 1998, the Fund did not borrow under the Facility.

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

   (A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55 of 1% of the value of the Fund's average daily net assets and is payable monthly.

   Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, retained $3,171 during the period ended November 30, 1998 from commissions earned on sales of the Fund's shares.

(B) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of
Class C shares. During the period ended November 30, 1998, Class B and Class C shares were charged $406,951 and $4,908, respectively, pursuant to the Distribution Plan.

   (C) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Series and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 1998, Class A, Class B and Class C shares were charged $328,608, $203,476 and $1,636, respectively, pursuant to the Shareholder Services Plan.

DREYFUS PREMIER NEW YORK MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended November 30, 1998, the Fund was charged $104,575 pursuant to the transfer agency agreement.

   (D) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $1,000 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 4--SECURITIES TRANSACTIONS:

   The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 1998, amounted to $73,014,981 and $72,137,262 respectively.

At November 30, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


DREYFUS PREMIER NEW YORK MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

SHAREHOLDERS AND BOARD OF TRUSTEES

DREYFUS PREMIER NEW YORK MUNICIPAL BOND FUND

   We have audited the accompanying statement of assets and liabilities of Dreyfus Premier New York Municipal Bond Fund, including the statement of investments, as of November 30, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier New York Municipal Bond Fund at November 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.





New York, New York

January 4, 1999

IMPORTANT TAX INFORMATION (UNAUDITED)

   In accordance with Federal tax law, the Fund hereby makes the following designations regarding its fiscal year ended November 30, 1998:

   -- all the dividends paid from investment income-net are "exempt-interest dividends" (not subject to regular Federal and, for individuals who are New York residents, New York State and New York City personal income taxes), and

   -- the Fund hereby designates $.2032 per share paid as a long-term capital gain distribution of the $.2422 per share paid on December 4, 1997.

   As required by Federal tax law rules, shareholders will receive notification of their portion of the Fund' s taxable ordinary dividends and capital gain distributions paid for the 1998 calendar year on Form 1099-DIV which will be mailed by January 31, 1999.


DREYFUS PREMIER NEW YORK

MUNICIPAL BOND FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940





Printed in U.S.A.                                         021/611AR9811

                                 ANNUAL REPORT
-------------------------------------------------------------------------------

                                DREYFUS PREMIER

                              NEW YORK MUNICIPAL

                                   BOND FUND
-------------------------------------------------------------------------------

                               NOVEMBER 30, 1998

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